Fair Value (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Unamortized debt discount	$ (4,600)	$ (4,300)
Asset retirement obligations	58,986	59,098
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Unamortized debt discount	(4,242)	(2,940)
Asset retirement obligations	$ 58,986	$ 59,098